REDEEMABLE NON-CONTROLLING INTERESTS - Changes in redeemable non-controlling interest (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
REDEEMABLE NON-CONTROLLING INTERESTS
Subsidiary's issue of preferred shares, net of transaction costs	$ 153,374
Capital contributions from tax equity investors in subsidiaries	226,935
Balance as of December 31, 2024	$ 247,834